Stock options (Schedule of detailed information about options, valuation assumptions) (Details)	12 Months Ended
	Oct. 31, 2024 USD ($) year $ / shares	Oct. 31, 2023 USD ($) year $ / shares	Oct. 31, 2022 USD ($) year $ / shares
Disclosure Of Information About Stock Options [Line Items]
Exercise price			$ 0.07
Expected dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member]
Disclosure Of Information About Stock Options [Line Items]
Share price at grant date	$ 0	$ 0.07	$ 0.03
Exercise price	$ 0	$ 0.07
Volatility factor	0.00%	175.00%	212.00%
Risk free interest rate	0.00%	2.79%	0.97%
Expected life of options in years | year	0	1	1
Weighted average Black Scholes value at grant date | $	$ 0	$ 0.06	$ 0.02
Maximum [Member]
Disclosure Of Information About Stock Options [Line Items]
Share price at grant date		$ 0.12	$ 0.05
Exercise price		$ 0.12
Volatility factor		184.00%	272.00%
Risk free interest rate		3.58%	4.33%
Expected life of options in years | year		5	2
Weighted average Black Scholes value at grant date | $		$ 0.08	$ 0.03